UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (6,066,375)	¥ (42,010,860)	¥ 15,229,323
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	20,639	142,928	4,466,118
Provision for doubtful accounts	(1,196,725)	(8,287,562)	(1,889,836)
Deferred tax benefit			(786,966)
Gain (loss) from short term investments			1,064,203
Amortization of operating lease right-of-use assets	89,024	616,508	791,536
Accounts receivables	(1,604,425)	(11,110,961)	(15,818,907)
Inventories	131,267	909,047	3,280,057
Prepaid services fees	(2,970,515)	(20,571,408)	(4,307,015)
Other receivables and prepaid expenses			(244,664)
Prepaid expenses and deposits			83,228
Accounts payable	3,070,468	21,263,606	(2,331,557)
Deferred revenues	980,575	6,790,680	2,440,295
Other payables and accrued liabilities	1,113,577	7,711,745	646,734
Operating lease liabilities	(109,624)	(759,170)	(703,620)
Taxes payable	(45,218)	(313,143)	297,277
Net cash provided by (used in) operating activities	(6,587,332)	(45,618,590)	2,216,206
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments			(109,764,732)
Redemption of short term investments			108,700,529
Purchases of cost method investment			(600,000)
Consideration received from sale of equity interest			(1,226,718)
Sale of property and equipment	51,273	355,076
Repayment of loans receivable			21,160,000
Collection of receivable from unconsolidated subsidiary	173,029	1,198,260
Net cash (used in) provided by investing activities	224,302	1,553,336	18,269,079
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to Parent	(20,094,639)	(139,159,397)
Payments to banking facility	1,227,401	8,500,000
Proceeds from related party loans	1,035,660	7,172,150	55,695,453
Repayments to related party loans			(51,400,000)
Deferred merger costs			(131,276)
Net cash provided by (used in) financing activities	(17,831,578)	(123,487,247)	4,164,177
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	640,093	8,517,609	5,513,861
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(23,554,515)	(159,034,892)	30,163,323
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	42,746,270	297,710,673	272,368,599
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	19,191,755	138,675,781	302,531,922
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	10,635	73,649	1,182,571
Cash paid for interest	18,049	124,995	6,154
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 84,725	¥ 586,741	¥ 549,514